Other liabilities and provisions - Classification (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Other liabilities and provisions
Other non-current liabilities	$ 35	$ 83
Current Provisions	27	10
Non-current Provisions	14	15
Other liabilities and provisions	$ 76	$ 108